Benefit Plans - Weighted Average Assumptions for Net Periodic Cost (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans | U.S.
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate		3.40%	4.37%	3.83%
Rate of compensation increase	[1]	3.00%	3.00%	3.00%
Expected return on assets		5.70%	6.00%	6.00%
Defined Benefit Pension Plans | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate		1.50%	2.30%	2.20%
Rate of compensation increase	[1]	1.75%	1.75%	1.75%
Expected return on assets		1.50%	1.60%	1.50%
Other Postretirement Benefits Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate		3.50%	4.50%	4.00%

[1]	Includes only plans not frozen to benefit accruals for the respective periods.